FAIR VALUE OF FINANCIAL INSTRUMENTS - Netting of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts payable and other
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial instruments before netting	$ 2,853	$ 1,873
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(366)	(250)
Net amount of financial instruments in Consolidated Balance Sheets	2,487	1,623
Accounts receivable and other
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial instruments before netting	2,380	2,367
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(423)	(254)
Net amount of financial instruments in Consolidated Balance Sheets	$ 1,957	$ 2,113